OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES
Schedule of operating expense main components

	Years ended December 31,
	2020	2019	2018
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(54,388)	(54,831)	(55,986)
Severance indemnities	(2,485)	(7,015)	(4,761)
Other employee expenses	(1,603)	(1,502)	(1,569)
	(58,476)	(63,348)	(62,316)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(18,824)	(21,182)	(18,488)
Fees for services	(14,055)	(14,865)	(15,977)
Directors and Supervisory Committee’s fees	(133)	(176)	(207)
	(33,012)	(36,223)	(34,672)
Taxes and fees with the Regulatory Authority
Turnover tax	(10,929)	(11,625)	(15,417)
Municipal taxes	(3,132)	(3,344)	(3,793)
Other taxes and fees	(8,959)	(10,060)	(9,292)
	(23,020)	(25,029)	(28,502)

	Years ended December 31,
	2020	2019	2018
Cost of equipment and handsets	Profit (loss)
Inventory balance at the beginning of the year	(4,690)	(6,011)	(396)
Plus:
Incorporation by merger	—	—	(5,737)
Purchases	(11,734)	(14,263)	(20,123)
Other	1,316	950	—
Less:
Inventory balance at the end of the year	3,976	4,690	6,011
	(11,132)	(14,634)	(20,245)
Other operating expenses
Provisions	(3,003)	(1,751)	(2,626)
Rentals and internet capacity	(2,002)	(2,712)	(6,955)
Energy, water and other services	(5,420)	(6,683)	(6,157)
Other	(3,163)	(4,066)	(4,525)
	(13,588)	(15,212)	(20,263)
Depreciation, amortization and impairment of fixed assets
Depreciation of PP&E	(65,711)	(63,955)	(57,815)
Amortization of intangible assets	(10,637)	(11,257)	(11,138)
Amortization of Rights of use assets	(5,870)	(4,736)	(204)
Impairment of fixed assets	(376)	(3,491)	(4,378)
	(82,594)	(83,439)	(73,535)

Schedule of operating expenses disclosed per function

	Operating	Commercialization	Administration	Total	Total	Total
Concept	costs	costs	costs	12.31.2020	12.31.2019	12.31.2018
Employee benefit expenses and severance payments	(33,214)	(9,511)	(15,751)	(58,476)	(63,348)	(62,316)
Interconnection costs and other telecommunication charges	(11,254)	—	—	(11,254)	(10,238)	(11,572)
Fees for services, maintenance, materials and supplies	(15,181)	(8,076)	(9,755)	(33,012)	(36,223)	(34,672)
Taxes and fees with the Regulatory Authority	(22,770)	(74)	(176)	(23,020)	(25,029)	(28,502)
Commissions and advertising	—	(3,420)	(13,832)	(17,252)	(19,893)	(23,477)
Cost of equipment and handsets	(11,132)	—	—	(11,132)	(14,634)	(20,245)
Programming and content costs	(20,169)	—	—	(20,169)	(24,548)	(25,458)
Bad debt expenses	—	—	(10,805)	(10,805)	(8,619)	(7,387)
Other operating expenses	(7,903)	(1,179)	(4,506)	(13,588)	(15,212)	(20,263)
Depreciation, amortization and impairment of fixed assets	(66,445)	(8,798)	(7,351)	(82,594)	(83,439)	(73,535)
Total as of 12.31.2020	(188,068)	(31,058)	(62,176)	(281,302)	—	—
Total as of 12.31.2019	(205,716)	(26,401)	(69,066)	—	(301,183)	—
Total as of 12.31.2018	(209,834)	(25,567)	(72,026)	—	—	(307,427)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

	Less than 1		More than 5
	year	1‑5 years	years	Total
2018	2,388	3,112	652	6,152
2019	592	180	43	815
2020	226	96	2	324